Segments Goodwill (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019	Apr. 30, 2019
Segment Reporting Information [Line Items]
Goodwill	$ 448,258	$ 124,521	$ 0
Vitamin Shoppe [Member]
Segment Reporting Information [Line Items]
Goodwill	1,277	4,951
Buddy's [Member]
Segment Reporting Information [Line Items]
Goodwill	79,099	88,542
American Freight
Segment Reporting Information [Line Items]
Goodwill	$ 367,882	$ 31,028